Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Net Income from measurement of financial instruments at fair value through profit or loss

Composition	12/31/2023	12/31/2022	12/31/2021
For measurement of financial assets at fair value through profit or loss
Gain from government securities	865,879,163	57,126,332	102,604,333
Gain from private securities	69,409,820	61,459,868	7,539,266
Gain / (loss) from derivative financial instruments
Forward transactions	18,037,949	2,344,673
Put options			(6,343,607)
Gain / (loss) from other financial assets	1,196,753	(82,161)	(87,773)
Gain / (Loss) from sales or decreases of financial assets at fair value(1)	3,487,653	21,021,354	(6,299,617)
Gain / (loss) from equity instruments at fair value through profit or loss	24,116,731	(1,241,872)	4,336,450

Composition (contd.)	12/31/2023	12/31/2022	12/31/2021
For measurement of financial liabilities at fair value through profit or loss
Loss from derivative financial instruments
Forwards transactions			(568,173)
Options	(7,812,798)

Total	974,315,271	140,628,194	101,180,879

(1)	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.